Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2023
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
4.	CASH AND CASH EQUIVALENTS
  Cash and cash equivalents consisted of the following:
	As of March 31,
	2022	2023
	$	$

Cash on hand	49	48
Bank deposits	5,961	6,904
	6,010	6,952